Share-based Compensation - Additional Information (Detail) ¥ in Thousands		1 Months Ended	12 Months Ended
	Jul. 16, 2019 shares	Mar. 31, 2017 shares	Dec. 31, 2019 CNY (¥) $ / shares	Dec. 31, 2019 CNY (¥) shares	Dec. 31, 2018 CNY (¥) $ / shares	Dec. 31, 2018 CNY (¥) shares	Dec. 31, 2017 CNY (¥) $ / shares	Dec. 31, 2017 CNY (¥) shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expenses | ¥				¥ 52,450		¥ 39,026		¥ 22,927
Weighted average exercise price of share | $ / shares			$ 2.23		$ 6.34		$ 10.11
Number of stock options granted				1,425,000		320,000		1,320,000
Weighted average grant date fair value of options granted | $ / shares			$ 1.52		$ 4.31		$ 4.93
Employee Stock Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expenses | ¥				¥ 17,106		¥ 16,751		¥ 22,927
Vesting period				4 years		4 years		4 years
Number of shares vesting in equal monthly installments				36 months		36 months		36 months
Stock-based compensation cost, unrecognized, related to non-vested awards | ¥			$ 26,940	¥ 26,940	$ 29,200	¥ 29,200	$ 38,300	¥ 38,300
Unrecognized compensation cost related to stock awards, weighted-average period (in years)				2 years 3 months		1 year 3 months 7 days		2 years 1 month 6 days
Employee Stock Option | Vesting
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage at the end of one year				25.00%		25.00%		25.00%
Restricted Stock Units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expenses | ¥				¥ 35,344		¥ 22,275		¥ 0
Vesting period				4 years
Number of shares vesting in equal monthly installments				36 months
Number of restricted stock units granted				304,746		651,117
Number of restricted share units granted				304,746		651,117
Restricted Stock Units (RSUs) | Vesting
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage at the end of one year				25.00%
Stock Option Plan | Class B Ordinary Shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Ordinary shares available for issuance		2,500,000
Share incentive plan termination date		2022
Number of options cancelled	1,170,000
2017 Stock Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Ordinary shares available for issuance		2,500,000
Share incentive plan termination date		2022
2017 Stock Incentive Plan | Restricted Stock Units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of restricted stock units granted	866,665
Number of restricted share units granted	866,665